Trade and Other Receivables - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [Line Items]
Net trade receivables	€ 7,876	€ 8,620
Trade and other receivables	5,345	5,853
Trade and other non-current receivables	3,312	3,672
Trade receivables billed and past 360 days due	197	260
Government
Disclosure of trade and other receivables [Line Items]
Net trade receivables	€ 346	€ 331